ORGANIZATION (Details Narrative) - Notable Labs Inc [Member] - USD ($)	Oct. 16, 2023	Sep. 30, 2023
Subsequent Event [Member]
Reverse share split	1-for-35
Debt instrument face amount	$ 0.35
Security Holder [Member] | Maximum [Member]
Ownership percentage		75.20%
Security Holder [Member] | Minimum [Member]
Ownership percentage		24.80%